DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of outstanding derivative instruments

The fair value of the Group’s outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2025 and December 31, 2024, are summarized below:

		December 31,
Foreign exchange forward and options contracts	Balance sheet	2025	2024
Fair value of foreign exchange forward and options collar (cylinder) contracts	“Other receivables and prepaid expenses”	$7,470	$2,430

Loss recognized in other comprehensive income	“Other comprehensive income (loss)”	$6,649	$2,164

Schedule of cash flow hedging relationship on income

The effect of derivative instruments in cash flow hedging relationship on income for the years ended December 31, 2025 and 2024, is summarized below:

	Comprehensive	Year Ended December 31,
Foreign exchange forward and options contracts	Income (loss)	2025	2024
Comprehensive income (loss) from derivatives before reclassifications	“Other comprehensive income (loss)”	$10,662	$(306)
Income (loss) reclassified from accumulated other comprehensive income (loss)	“Operating expenses (income)”	$(6,177)	$2,645